SHORT-TERM INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term investments
Short-term investments, gross	₽ 28,975	₽ 23,434
Allowance for ECL	(3)
Total short-term investments	28,972	23,434
At amortized cost
Short-term investments
Notes / loans	6,383	1,007
Deposits	1,499	1,415
At FVTPL
Short-term investments
Mutual funds (Notes 28)	10,719	10,699
Assets in Sistema-Capital trust management (Notes 28)	₽ 10,374	₽ 10,313